PIMCO Variable Insurance Trust

Supplement Dated February 14, 2011 to the Prospectuses (the “Prospectuses”) and Statement of Additional

Information (the “SAI”) dated April 30, 2010 for PIMCO Variable Insurance Trust,

each as supplemented and revised from time to time

Disclosure Related to Modification of the Distribution Arrangements

Distributor

Effective immediately, PIMCO Investments LLC (the “Distributor”) will serve as the principal underwriter of each class of shares of PIMCO Variable Insurance Trust. Therefore, all statements in the Prospectuses relating to the previous principal underwriter are deleted and hereby replaced with references to PIMCO Investments LLC.

Mailing Address of the Distributor

All references in the Prospectuses relating to the mailing address of the previous principal underwriter are deleted and replaced with the following:

PIMCO Investments LLC, 1345 Avenue of the Americas, New York, New York 10105-4800.

Statement of Additional Information

Corresponding changes are hereby made to the SAI.

Investors Should Retain This Supplement for Future Reference

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